RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

11. RELATED PARTY TRANSACTIONS

Save as disclosed elsewhere in these consolidated financial statements, the Company had transactions or balance with the following related parties:

The Company’s relationship with related parties who had transactions with the Company are summarized as follows:

Related Party	Relationship to the Company
Mr. Man Siu Ming	General Manager
Chi Yip Eng. & (Trans.) Company Limited (“Chi Yip”)	A company owned by Mr. Man Siu Ming’s parents

Transactions with related parties

In 2025, we offer soil and rock transportation services and management services to Chi Yip for utilization of our tipper trucks and drivers and our efficiency management on tipper trucks drivers while charging service fee based on terms and conditions mutually agreed between the relevant parties. Those related party transactions were conducted in the ordinary course of business of the Company. In 2024, we did not provide soil and rock transportation and site management services to Chi Yip and recorded no revenue from Chi Yip. In 2026, we did not provide site management services to Chi Yip.

	Year ended March 31,
	2024	2025	2026
	USD	USD	USD

Soil and rock transportation income charged to Chi Yip included in revenues	-	643,748	443,314
Site management income charge to Chi Yip included in other income	-	33,030	-

Service fee charged by Chi Yip included in cost of sales	1,023,137	887,945	1,282,408

Finance lease:
Finance lease expenses fees paid for Chi Yip	29,307	56,135	41,285
Initial payment of finance lease – related parties	(156,248)	-	-
Principal payment of finance lease liabilities - related parties	(322,807)	(301,979)	(307,780)

Proceeds from (Repayment to) Chi Yip	156,248	(156,248)	-

Proceeds from Director - Man Siu Ming	275,619	666,214	1,087,747
Repayments to Director - Man Siu Ming	(623,776)	(333,042)	(596,154)
Net (repayments to) proceeds from Man Siu Ming	(348,157)	333,172	491,593

The transactions are based on the agreements entered into between the parties involved.

Balances with related parties

The amount due to related parties is non-trade in nature and unsecured, non-interest bearing and repayable on normal credit terms (typically 30 days, but may be longer due to our transaction history). The finance lease liabilities with related parties are non-trade in nature, unsecured and repayable on an agreed schedule. All finance leases with related parties were denominated in Hong Kong dollars and the interest rates of the Company’s obligations under finance leases are fixed at the contract date in the range of 0.54% to 8.44% per annum.

	As of March 31,
	2025	2026
	USD	USD
Accounts receivable
Chi Yip Eng. & (Trans.) Company Limited	445,573	339,395

Finance lease liabilities
Chi Yip Eng. & (Trans.) Company Limited	815,372	499,839

Amount due to related parties
Mr. Man Siu Ming	530,078	1,708,019

Save as disclosed above, the Company has ongoing relations with related party as noted below:

Chi Yip: The Company has 15 finance leases with Chi Yip. Finance leases entered with Chi Yip require monthly payments in the range of US$1,482 to US$4,308 and the last payment due in January 2029. The aggregate amount paid to Chi Yip amounted to US$315,533 and US$301,979 for the years ended March 31, 2026 and 2025, respectively.

Key terms of the Company’s leases with Chi Yip are as follows:

	As of March 31,
	2025	2026
	USD	USD
Weighted-average remaining lease term-finance	2.89 years	1.41 years
Weighted average discount rate-finance	6.85%	7.60%

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities with Chi Yip as of March 31, 2026:

USD
Year ending March 31,
2027	229,292
2028	193,826
2029	124,924
2030	-
2031 and thereafter	-
Total undiscounted lease payments	548,042
Less: imputed interest	(48,203)
Lease liabilities recognized in the Consolidated Balance Sheet	499,839